	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments		December 31, 2025 (unaudited)
		Shares	Value (Note 1)
95.94%	COMMON STOCKS
22.46%	BUSINESS SERVICES
	Clearwater Analytics Holdings, Inc.(A) . .	859,696	$ 20,735,868
	DoubleVerify Holdings, Inc.(A) . . . . .	559,124	6,396,379
	Guidewire Software, Inc.(A) . . . . . .	123,378	24,800,212
	Intapp, Inc.(A) . . . . . . . . . . . .	101,367	4,644,636
	nCino, Inc.(A) . . . . . . . . . . . .	495,528	12,705,338
	Paycom Software, Inc. . . . . . . . .	97,765	15,579,830
	Q2 Holdings, Inc.(A) . . . . . . . . .	239,571	17,287,443
	Tyler Technologies, Inc.(A) . . . . . . .	49,830	22,620,328
			124,770,034
8.11%	CONSUMER RELATED
	Agilysys, Inc.(A) . . . . . . . . . . .	143,273	17,026,563
	Alarm.com Holdings, Inc.(A) . . . . . .	342,603	17,479,605
	Duolingo, Inc. Class A(A) . . . . . . .	34,430	6,042,465
	Mama’s Creations, Inc.(A) . . . . . . . . . . . . . .	333,715	4,501,815
			45,050,448
14.75%	INDUSTRIAL PRODUCTS & SYSTEMS
	Badger Meter, Inc. . . . . . . . . . .	69,232	12,074,753
	Cognex Corp. . . . . . . . . . . .	434,703	15,640,614
	Energy Recovery, Inc.(A) . . . . . . .	562,484	7,587,909
	Loar Holdings, Inc.(A) . . . . . . . . .	66,403	4,515,404
	PDF Solutions, Inc.(A) . . . . . . . . .	70,568	2,013,305
	UFP Technologies, Inc.(A) . . . . . . .	56,069	12,449,000
	Xometry, Inc.(A) . . . . . . . . . . .	464,759	27,639,218
			81,920,203
18.84%	INFORMATION/KNOWLEDGE MANAGEMENT
	AppFolio, Inc.(A) . . . . . . . . . . .	103,285	$24,029,255
	AvePoint, Inc.(A) . . . . . . . . . . .	152,674	2,120,642
	Datadog, Inc. Class A(A) . . . . . . .	169,099	22,995,773
	Manhattan Associates, Inc.(A) . . . . .	127,730	22,136,886
	Red Violet, Inc. . . . . . . . . . . .	116,116	6,612,806
	SPS Commerce, Inc.(A) . . . . . . . .	67,735	6,037,221
	Vertex, Inc.(A) . . . . . . . . . . . .	407,591	8,139,592
	Workiva, Inc.(A) . . . . . . . . . . .	145,582	12,556,448
			104,628,623

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments - continued		December 31, 2025 (unaudited)
		Shares	Value (Note 1)
30.50%	MEDICAL/HEALTH CARE
	Axogen, Inc.(A) . . . . . . . . . . . .	250,355	$8,194,119
	Bio-Techne Corp. . . . . . . . . . .	288,704	16,978,682
	Corcept Therapeutics, Inc.(A) . . . . .	103,310	3,595,188
	Cytek Biosciences, Inc.(A) . . . . . . .	1,421,454	7,178,343
	Glaukos Corp.(A) . . . . . . . . . . .	219,906	24,829,586
	Inspire Medical Systems, Inc.(A) . . . .	76,989	7,100,695
	OrthoPediatrics Corp.(A) . . . . . . .	381,322	6,772,279
	Repligen Corp.(A) . . . . . . . . . .	192,792	31,590,897
	RxSight, Inc.(A) . . . . . . . . . . . .	245,557	2,558,704
	TransMedics Group, Inc.(A) . . . . . .	103,045	12,535,424
	Veeva Systems, Inc. Class A(A) . . . .	108,882	24,305,729
	Veracyte, Inc.(A) . . . . . . . . . . .	79,982	3,367,242
	Vericel Corp.(A) . . . . . . . . . . .	566,398	20,395,992
			169,402,880
1.28%	MISCELLANEOUS
	CryoPort, Inc.(A) . . . . . . . . . . .	742,934	7,132,166
95.94%	TOTAL COMMON STOCKS
	(Cost: $343,141,907) . . . . . . . . .		532,904,354
0.00%	WARRANT
0.00%	Health Care
	Abiomed, Inc.- CVR (A)(C) . . . . . . .	475,722	—
0.00%	Total Warrant . . . . . . . . . . . .		—
4.18%	SHORT TERM INVESTMENT
	First American Treasury Obligations
	Fund - X Class 3.680%(B) . . . . . .	23,195,156	23,195,156
100.12%	TOTAL INVESTMENTS . . . . . . .	. . . . . . . .	$556,099,510
(0.12%)	Liabilities in excess of other assets . .	. . . . . . . .	(646,695)
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$555,452,815

(A)Non-income producing.

(B)Effective 7 day yield as of December 31, 2025.

(C)The warrant is a Level 3 security.

CVR - Contingent Value Rights.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments		December 31, 2025 (unaudited)
		Shares	Value (Note 1)
98.29%	COMMON STOCKS
9.69%	AUSTRALIA
	Atlassian Corp. Class A(A) . . . . . . .	4,846	$785,730
	Cochlear Ltd. . . . . . . . . . . . .	13,980	2,427,204
	HUB24 Ltd. . . . . . . . . . . . . .	9,942	636,086
	REA Group Ltd. . . . . . . . . . . .	17,126	2,087,751
			5,936,771
7.13%	CANADA
	Descartes Systems Group Inc/Th(A) . .	24,668	2,164,055
	Shopify, Inc. Class A(A) . . . . . . . .	13,718	2,208,186
			4,372,241
5.43%	DENMARK
	Novo Nordisk A/S . . . . . . . . . .	21,193	1,074,877
	Novonesis A/S . . . . . . . . . . .	35,223	2,253,586
			3,328,463
3.21%	FRANCE
	Dassault Systemes SE . . . . . . . .	40,072	1,119,540
	Ipsen SA . . . . . . . . . . . . . .	6,060	845,548
			1,965,088
7.13%	GERMANY
	Carl Zeiss Meditec AG . . . . . . . .	20,053	931,964
	Rational AG . . . . . . . . . . . . . . . . . . . . . . . . .	1,790	1,382,042
	SAP SE . . . . . . . . . . . . . .	8,473	2,058,670
			4,372,676
2.04%	HONG KONG
	Kingdee International Software(A) . . .	436,146	747,718
	Kingsoft Corp. Ltd. . . . . . . . . . . . . . . . . . . .	136,543	500,922
			1,248,640
4.69%	IRELAND
	Flutter Entertainment plc(A) . . . . . .	7,442	1,600,328
	Icon plc(A) . . . . . . . . . . . . . .	7,006	1,276,633
			2,876,961

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued		December 31, 2025 (unaudited)
		Shares	Value (Note 1)
5.23%	ISRAEL
	Camtek Ltd. . . . . . . . . . . . .	14,182	$1,508,185
	Check Point Software Technologies Ltd.(A) .	2,799	519,382
	CyberArk Software Ltd.(A) . . . . . . .	1,107	493,788
	Monday.com Ltd.(A) . . . . . . . . .	4,642	684,974
			3,206,329
3.26%	ITALY
	Azimut Holding S.p.A . . . . . . . .	47,995	1,999,365
9.13%	JAPAN
	CyberAgent, Inc.(A) . . . . . . . . . .	91,800	782,231
	GMO Payment Gateway, Inc.(A) . . . .	22,100	1,370,644
	Kakaku.com, Inc.(A) . . . . . . . . . .	60,500	891,877
	M3, Inc.(A) . . . . . . . . . . . . . .	29,600	398,203
	MonotaRO Co., Ltd.(A) . . . . . . . .	135,400	2,156,003
			5,598,958
5.78%	NETHERLANDS
	ASML Holding NV . . . . . . . . . .	2,298	2,476,138
	Wolters Kluwer NV . . . . . . . . .	10,296	1,066,422
			3,542,560
2.43%	NEW ZEALAND
	Xero Ltd(A) . . . . . . . . . . . . .	19,680	1,490,841
2.20%	NORWAY
	Vend Marketplaces ASA . . . . . . .	48,520	1,345,478
2.62%	POLAND
	InPost SA(A) . . . . . . . . . . . . .	130,489	1,603,541
1.67%	SPAIN
	Grifols SA . . . . . . . . . . . . .	81,938	1,024,197
1.14%	SWEDEN
	Apotea AB(A) . . . . . . . . . . . .	69,683	696,326

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued		December 31, 2025 (unaudited)
		Shares	Value (Note 1)
12.25%	SWITZERLAND
	Chocoladefabriken Lindt & Sprüngli AG .	98	$1,431,964
	Givaudan SA . . . . . . . . . . . .	619	2,448,919
	Partners Group Holding AG . . . . .	1,361	1,669,922
	Temenos Group AG . . . . . . . . .	19,649	1,954,130
			7,504,935
9.85%	UNITED KINGDOM
	AJ Bell plc . . . . . . . . . . . . . . . . . . . . . . . . . .	369,090	2,188,334
	Diageo plc . . . . . . . . . . . . .	27,135	584,700
	RELX plc . . . . . . . . . . . . . .	45,044	1,814,673
	Wise plc(A) . . . . . . . . . . . . .	120,757	1,446,667
			6,034,374
3.41%	URUGUAY
	MercadoLibre, Inc.(A) . . . . . . . . .	1,036	2,086,773
98.29%	TOTAL COMMON STOCKS
	(Cost: $45,599,761) . . . . . . . . .		60,234,517
2.11%	SHORT TERM INVESTMENT
	First American Treasury Obligations
	Fund - X Class 3.680%(B)
	(Cost: $1,290,704) . . . . . . . . . .	1,290,704	1,290,704
100.40%	TOTAL INVESTMENTS . . . . . . .	. . . . . . . .	61,525,221
(0.40%)	Liabilities in excess of other assets . .	. . . . . . . .	(242,177)
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$61,283,044

(A)Non-income producing.

(B)Effective 7 day yield as of December 31, 2025.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments		December 31, 2025 (unaudited)
		Shares	Value (Note 1)
98.07%	COMMON STOCKS
13.33%	AUSTRALIA
	HUB24 Ltd.	295,863	$ 18,929,206
	Pro Medicus Ltd.	468,972	68,874,918
	REA Group Ltd.	705,555	86,010,919
	Technology One Ltd.	989,265	18,347,450
	WiseTech Global Ltd.	1,272,584	57,857,612
			250,020,105
8.90%	CANADA
	The Descartes Systems Group, Inc.(A)	949,603	83,306,034
	Kinaxis, Inc.(A)	663,515	83,669,940
			166,975,974
3.58%	DENMARK
	Ambu A/S	4,878,090	67,218,222
14.65%	FRANCE
	Interparfums SA(A)	2,353,844	69,547,144
	Lectra (B)	2,781,750	83,032,034
	Planisware SA	795,961	21,993,385
	VusionGroup	419,143	100,107,627
			274,680,190
5.89%	GERMANY
	ATOSS Software SE(A)	393,003	53,102,170
	Evotec AG(A)	4,524,618	28,622,223
	STRATEC Biomedical AG (B)	1,092,673	28,738,739
			110,463,132
2.01%	HONG KONG
	Kingdee International Software(A)	22,008,492	37,730,828
4.23%	INDIA
	CRISIL Ltd.	834,947	40,176,996
	Dr. Lal PathLabs Ltd.	2,369,504	39,069,702
			79,246,698

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued		December 31, 2025 (unaudited)
		Shares	Value (Note 1)
8.02%	ISRAEL
	Camtek Ltd.	619,226	$ 65,851,589
	CyberArk Software Ltd.(A)	20,814	9,284,293
	Global-e Online Ltd.(A)	1,693,346	66,565,431
	Nayax Ltd.(A)	172,275	8,707,359
			150,408,672
4.04%	ITALY
	Azimut Holding S.p.A	1,817,124	75,697,332
13.99%	JAPAN
	GMO Payment Gateway, Inc.(A)	850,842	52,769,281
	Hiday Hidaka Corp.(A)(B)	3,068,365	67,595,062
	Kakaku.com, Inc.(A)	2,056,387	30,314,767
	M3, Inc.	296,421	3,987,700
	SMS Co. Ltd.(A)	1,068,180	9,198,562
	Software Service, Inc.(A)(B)	492,725	42,656,781
	Towa Pharmaceutical Co. Ltd.(A)	2,400,382	55,742,169
			262,264,322
9.71%	SWEDEN
	Hemnet Group AB(A)	2,798,448	52,319,372
	MIPS AB (B)	1,488,424	56,796,276
	Sectra AB	2,676,109	72,959,689
			182,075,337
9.72%	UNITED KINGDOM
	AJ Bell plc	12,430,998	73,703,350
	JTC plc	292,612	5,051,916
	PayPoint plc(A)(B)	3,188,733	20,313,224
	Rightmove plc	6,213,981	43,415,094
	Victrex plc	2,830,100	24,985,556
	YouGov plc	4,283,977	14,836,280
			182,305,420
98.07%	TOTAL COMMON STOCKS
	(Cost: $1,655,707,762) . . . . . . . .		1,839,086,232

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued		December 31, 2025 (unaudited)
		Shares	Value (Note 1)
1.63%	SHORT TERM INVESTMENT
	First American Treasury Obligations
	Fund- X Class 3.680%(C)
	(Cost: $30,624,139) . . . . . . . . .	30,624,139	$30,624,139
99.70%	TOTAL INVESTMENTS . . . . . . .	. . . . . . . .	1,869,710,371
0.30%	Other assets, net of liabilities . . . .	. . . . . . . . .	5,560,870
100.00%	NET ASSETS . . . . . . . . . . .	. . . . . . . . .	$1,875,271,241

(A)Non-income producing

(B)Affiliated company - The Fund owns greater than 5% of the outstanding voting shares of this issuer. See Note 1 for more information.

(C)Effective 7 day yield as of December 31, 2025

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments	December 31, 2025 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International All Company Fund (“International All Company Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end management investment company, as those terms are defined in the 1940 Act. The Funds currently offer Investor Class and Institutional Class Shares.

The primary investment objective of the Small Company Fund is to seek long- term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment.

The primary investment objective of the International All Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International All Company Fund seeks to achieve its investment objective by investing substantially of its assets in equity securities of non-U.S. based companies.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2025 (unaudited)

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time, Monday through Friday. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over- the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price.

Foreign securities are valued using a third-party fair valuation vendor, Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”), which applies proprietary models that consider multiple factors, including movements in the U.S. securities markets, relevant indices, and other applicable market data. With respect to the BCM International All Company Fund and the BCM International Small Company Fund, the Trust’s Board of Trustees (the “Board”) has determined that it is appropriate for the Trust to engage ICE to use its Fair Valuation Information Service “FVIS NY Close” (the “FVIS Service”). The FVIS Service is used on a daily basis for each foreign equity security in the portfolios unless the Valuation Designee determines that its use is not appropriate on a particular day for a given security. When a predefined U.S. market movement threshold, established by the Advisor’s valuation policies, is exceeded, ICE fair values non-U.S. securities based on their correlation with U.S. market movements. This methodology may also be applied when a local market is closed for a holiday or other reason. The Advisor may review ICE’s pricing outputs and, if deemed unreliable, escalate for potential valuation committee consideration.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. The Board has appointed the Advisor as valuation designee to be responsible for all fair value determinations for the Funds. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable;

(ii)an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2025 (unaudited)

calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2025 (unaudited)

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2025.

Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$532,904,354	$—	$—	$532,904,354
Short Term Investment	23,195,156	—	—	23,195,156
Warrants	—	—	—**	—
Total	$556,099,510	$—	$—	$556,099,510

International All Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$60,234.517	$—	$—	$60,234.517
Short Term Investment	1,290,704	—	—	1,290,704
Total	$61,525,221	$—	$—	$61,525,221

International Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,839,086,232	$—	$—	$1,839,086,232
Short Term Investment	30,624,139	—	—	30,624,139
Total	$1,869,710,371	$—	$—	$1,869,710,371

*See Schedule of Investments for sector/country classifications.

**The Level 3 Security has zero value.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

As of December 31, 2025, the Small Company held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ - (0% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are presented. There were not transfers in or out of Level 3 securities and the value did not change during the period.

Foreign Currency Translation (International All Company Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

Foreign Currency Spot Contracts (International All Company Fund and International Small Company Fund)

Derivative instruments include foreign currency spot trades. The Funds may enter into such derivative instruments primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a foreign currency spot contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price typically within two business days.

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the nine months ended December 31, 2025, International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

QUARTERLY REPORT

		BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
Notes to Schedules of Investments - continued							December 31, 2024 (unaudited)
International Small Company Fund
					Share
	Market Value			Market Value as	Balance as of		Change in
Common Stock	as of March			of December 31,	December 31,		Unrealized	Realized
Security Name	31, 2025	Purchases	Sales	2025	2025	Dividends*	Gain (Loss)	Gain/(Loss)	Cost
Hiday Hidaka Corp. .	$54,631,107	$ 3,747,603	$(1,232,657)	$67,595,062	3,068,365	$844,978	$ 10,558,770	$ (109,761.0)	$ 51,238,665
Lectra . . . . . . .	86,217,378	4,664,173	(10,130,781)	83,032,034	2,781,750	1,015,476	5,689,090	(3,407,826)	79,211,969
MIPS AB . . . . . .	54,188,908	3,432,573	—	56,796,276	1,488,424	802,556	(825,205)	—	60,544,653
PayPoint plc . . . . .	26,505,137	1,907,925	—	20,313,224	3,188,733	892,203	(8,099,838)	—	27,793,398
Software Service, Inc. .	37,281,544	1,413,185	—	42,656,781	492,725	—	3,962,052	—	44,726,757
STRATEC Biomedical
AG . . . . . . . .	27,470,100	1,786,283	—	28,738,739	1,092,673	632,836	(517,644)	—	89,788,159
GRAND TOTAL . . .				$299,132,116	12,112,670	$4,188,049	$ 10,767,225	$ (3,517,587)	353,303,601

* Net of reclaims and foreign taxes withheld.

QUARTERLY REPORT

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